Insurance	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Insurance
5. Insurance
Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
Annuities	$32,793	$28,673
Life	6,932	7,309
Run-off	24,887	26,885
Corporate & Other	7,431	7,168
Total	$72,043	$70,035

See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.
Future policy benefits are measured as follows:

Product Type:	Measurement Assumptions:
Participating life
Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Nonparticipating life
Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company’s experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.

Individual and group traditional fixed annuities after annuitization	Present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.
Non-medical health insurance
The net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

Disabled lives	Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

Participating business represented 4% and 3% of the Company’s life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 42%, 39% and 35% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.
Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.
Guarantees
The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:			Measurement Assumptions:
GMDBs	•	A return of purchase payment upon death even if the account value is reduced to zero.	•
Present value of expected death benefits in excess of the projected account balance recognizing the excess ratably over the accumulation period based on the present value of total expected assessments.

	•	An enhanced death benefit may be available for an additional fee.	•	Assumptions are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.
			•	Investment performance and volatility assumptions are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.
			•	Benefit assumptions are based on the average benefits payable over a range of scenarios.
GMIBs	•
After a specified period of time determined at the time of issuance of the variable annuity contract, a minimum accumulation of purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount.
•
Present value of expected income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on present value of total expected assessments.

	•	Certain contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.	•	Assumptions are consistent with those used for estimating GMDB liabilities.
			•	Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.
GMWBs	•	A return of purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that cumulative withdrawals in a contract year do not exceed a certain limit.	•	Expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.
	•	Certain contracts include guaranteed withdrawals that are life contingent.

Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2014	$409	$1,231	$1,784	$3,424
Incurred guaranteed benefits (1)	233	304	590	1,127
Paid guaranteed benefits	(23)	—	—	(23)
Balance at December 31, 2014	619	1,535	2,374	4,528
Incurred guaranteed benefits	248	337	413	998
Paid guaranteed benefits	(36)	—	—	(36)
Balance at December 31, 2015	831	1,872	2,787	5,490
Incurred guaranteed benefits	335	334	753	1,422
Paid guaranteed benefits	(60)	—	—	(60)
Balance at December 31, 2016	$1,106	$2,206	$3,540	$6,852
Net Ceded/(Assumed)
Balance at January 1, 2014	$(200)	$(130)	$683	$353
Incurred guaranteed benefits (1)	177	104	163	444
Paid guaranteed benefits	2	—	—	2
Balance at December 31, 2014	(21)	(26)	846	799
Incurred guaranteed benefits	20	(2)	161	179
Paid guaranteed benefits	(33)	—	—	(33)
Balance at December 31, 2015	(34)	(28)	1,007	945
Incurred guaranteed benefits	44	9	98	151
Paid guaranteed benefits	(55)	—	—	(55)
Balance at December 31, 2016	$(45)	$(19)	$1,105	$1,041
Net
Balance at January 1, 2014	$609	$1,361	$1,101	$3,071
Incurred guaranteed benefits (1)	56	200	427	683
Paid guaranteed benefits	(25)	—	—	(25)
Balance at December 31, 2014	640	1,561	1,528	3,729
Incurred guaranteed benefits	228	339	252	819
Paid guaranteed benefits	(3)	—	—	(3)
Balance at December 31, 2015	865	1,900	1,780	4,545
Incurred guaranteed benefits	291	325	655	1,271
Paid guaranteed benefits	(5)	—	—	(5)
Balance at December 31, 2016	$1,151	$2,225	$2,435	$5,811

______________

(1)	See Note 7.
Information regarding the Company’s guarantee exposure was as follows at:

	December 31,
	2016				2015
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$106,590		$61,340		$108,625		$62,645
Separate account value	$101,991		$60,016		$103,685		$61,311
Net amount at risk	$6,763	(4)	$3,116	(5)	$8,296	(4)	$2,241	(5)
Average attained age of contractholders	67 years		67 years		66 years		66 years

	December 31,
	2016	2015
	Secondary Guarantees
	(Dollars in millions)
Universal and Variable Life Contracts
Total account value (3)	$7,176	$6,919
Net amount at risk (6)	$90,973	$90,940
Average attained age of policyholders	60 years	59 years
______________

(1)	The Company’s annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)
Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2016	2015
	(In millions)
Fund Groupings:
Balanced	$52,170	$52,837
Equity	41,152	42,723
Bond	6,086	5,119
Money Market	703	820
Total	$100,111	$101,499
Obligations Under Funding Agreements
The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.
The Company is a member of the Federal Home Loan Bank (“FHLB”) of Pittsburgh and holds common stock in certain regional banks in the FHLB system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

	December 31,
	2016	2015
	(In millions)
FHLB of Pittsburgh	$44	$85
FHLB of Boston	$27	$36
FHLB of Des Moines	$4	$4

The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of Pittsburgh (1)	$500	$1,570	$3,765	(2)	$1,789	(2)
FHLB of Boston (1)	$50	$250	$144	(2)	$311	(2)
FHLB of Des Moines (1)	$95	$95	$266	(2)	$147	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.
Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expense was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at December 31 of prior period	$1,693	$1,483	$1,325
Less: Reinsurance recoverables	1,545	1,400	1,235
Net balance at December 31 of prior period	148	83	90
Cumulative adjustment (1)	68	—	—
Net balance at January 1,	216	83	90
Incurred related to:
Current year	651	105	3
Prior years (2)	(20)	—	2
Total incurred	631	105	5
Paid related to:
Current year	(626)	(30)	—
Prior years	(63)	(10)	(12)
Total paid	(689)	(40)	(12)
Net balance at December 31,	158	148	83
Add: Reinsurance recoverables	1,811	1,545	1,400
Balance at December 31,	$1,969	$1,693	$1,483

______________

(1)	Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2)
During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

Separate Accounts
Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $105.3 billion and $106.3 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.
For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.